MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 17, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2022	Feb. 12, 2021
Fair Value Disclosures [Abstract]
Sale of stock (in shares)	3,700,000
Sale of stock, price per share (in usd per share)	$ 1.0632
Warrants granted (in shares)	3,700,000
Warrant exercise price (in usd per share)	$ 0.9382
Warrant liability		$ 122	$ 0
Number of warrants exercised to alternate cashless exercise		740,000		2,220,000
Warrant conversion reversal		$ (782)
Conversion price (in usd per share)					$ 8.00
Expense recognized on embedded derivative			$ 89